Hartford Schroders Tax-Aware Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Hartford Schroders Tax-Aware Bond ETF | Hartford Schroders Tax-Aware Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	1.94%	6.68%	(8.45%)	0.02%	5.56%	7.87%